ASSETS HELD FOR SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Actively Marketed Property (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Actively Marketed Assets [Roll Forward]
Balance at beginning of period	$ 31,007
Land sales	(1,614)
Balance at end of period	$ 29,393